Loss Per Share	6 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Loss Per Share
14.	LOSS PER SHARE

	Group
Basic EPS	December 31, 2022	December 31, 2021
Net loss attributable to common shareholders	(56,271,000)	(68,137,947)
Weighted average number of common shares	153,454,231	99,915,539
EPS – common shareholders	(0.37)	(0.63)
Weighted average number of class C shares	—	8,047,417
EPS – class C shareholders	—	(0.63)
Loss per share calculations for all periods prior to the Business Combination have been retrospectively adjusted for the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization, less shares related to the mandatorily convertible notes and the Loan Funded Share Plan. The share conversion factor applied to shares immediately prior to the Business Combination is 1.4716625. Because the Company reported net losses for all periods presented, all potentially dilutive Common Stock equivalents were determined to be antidilutive for those periods and have been excluded from the calculation of net loss per share.
The Loss per share as previously reported was calculated on the following basis:

Group
Basic EPS	December 31, 2021
Net loss attributable to common shareholders	(63,059,034)
Weighted average number of common shares	67,892,971
EPS – common shareholders	(0.93)
Net loss attributable to class C shareholders	(5,078,913)
Weighted average number of class C shares	5,468,249
EPS – class C shareholders	(0.93)